Income Taxes - Summary of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current income tax expense	$ 178	$ 343	$ 1,102
Deferred income tax (benefit) expense	207	(276)	103
Effective consolidated income tax expense rate	$ 385	$ 67	$ 1,205